Trade and Other Current Receivables - Additional Information (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Current Receivables [Line Items]
Other receivables		€ 1,083	€ 1,200
Current trade receivables	[1]	3,433	4,916
Impairment provision		276	321	€ 214
Reclaimable sales tax		561	584
Current trade receivables [member]
Trade and Other Current Receivables [Line Items]
Impairment provision		193	211
Other Current Receivables [member]
Trade and Other Current Receivables [Line Items]
Impairment provision		20	26
Non Current Trade And Other Receivables [Member]
Trade and Other Current Receivables [Line Items]
Impairment provision		63	84
Financial asset [Member]
Trade and Other Current Receivables [Line Items]
Other receivables		214	208
Non Financial Asset [Member]
Trade and Other Current Receivables [Line Items]
Other receivables		869	992
Discounts due to customers [Member]
Trade and Other Current Receivables [Line Items]
Current trade receivables		€ 2,082	€ 2,423

[1]	2020 includes €61 million (2019: €698 million) due from KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa) where Unilever provided services to KKR for two years from completion of the disposal. See also trade payables on page 142.